Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Income before income taxes	$ 4,653	$ 6,696	$ 11,151
Income taxes at statutory rate (34%)	(1,582)	(2,277)	(3,791)
Adjustments that affect the taxes basis:
(Write-off) recognition of deferred tax assets on tax losses and other natures (i)	(2,832)	490	294
Tax incentives	1,070	666	1,071
Interest on capital	1,022	762	789
Effects on tax computation of foreign operations	(283)	(406)	(102)
Deduction of CSLL in Brazil	128
Provision related to Samarco	(125)	(361)	(404)
Tax effects arising from divestments and acquisitions, net	(122)	651
Equity results	123	103	88
Reversal of deferred income tax related to Renova Foundation			(1,078)
Other	(69)	(349)	87
Income taxes	(2,670)	(721)	(3,046)
Current tax	76	(2,008)	(1,375)
Deferred tax	$ (2,746)	$ 1,287	$ (1,671)